Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 719	$ 9,962,062	$ (10,208,024)	$ (245,243)
Beginning Balance, Shares at Dec. 31, 2012	719,127
Common Stock Issued for Cash, Shares	296,429
Common Stock Issued for Cash, Amount	297	968,240		968,537
Common Stock Issued in exchange for repayment of Accounts Payable, Shares	10,020
Common Stock Issued in exchange for repayment of Accounts Payable, Amount	10	28,046		28,056
Common Stock Issued in exchange for repayment of Note Payable, Shares	1,685,236
Common Stock Issued in exchange for repayment of Note Payable, Amount	1,685	6,180,411		6,182,096
Common Stock Issued in exchange for Warrants, net of costs, Shares	53,810
Common Stock Issued in exchange for Warrants, net of costs, Amount	54	336,336		336,390
Common Stock Issued for Bonuses to Officers and Directors, Shares	55,000
Common Stock Issued for Bonuses to Officers and Directors, Amount	55	187,445		187,500
Common Stock Issued for Merger with A Square Entertainment, Shares	2,972,183
Common Stock Issued for Merger with A Square Entertainment, Amount	2,972	10,399,666		10,402,638
Common Stock Issued for Services, Shares	126,899
Common Stock Issued for Services, Amount	127	535,347		535,474
Stock Compensation Expense		316,685		316,685
Net Loss			(7,216,031)	(7,216,031)
Ending Balance, Amount at Dec. 31, 2013	5,919	28,914,238	(17,424,055)	11,496,102
Ending Balance, Shares at Dec. 31, 2013	5,918,704
Common Stock Issued for Cash, Shares	102,860
Common Stock Issued for Cash, Amount	103	355,013		355,116
Common Stock Issued in exchange for repayment of Accounts Payable, Shares	8,143
Common Stock Issued in exchange for repayment of Accounts Payable, Amount	8	32,564		32,572
Common Stock Issued for Services, Shares	18,000
Common Stock Issued for Services, Amount	18	62,982		63,000
Imputed Interest for Member Advances		7,163		7,163
Net Loss			(854,162)	(854,162)
Ending Balance, Amount at Mar. 31, 2014	$ 6,048	$ 29,371,960	$ (18,278,217)	$ 11,099,791
Ending Balance, Shares at Mar. 31, 2014	6,047,707